Fees Summary	Apr. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,560,000
Previously Paid Amount	0.00
Total Fee Amount	215.44
Total Offset Amount	0.00
Net Fee	215.44
Narrative - Max Aggregate Offering Price	$ 1,560,000
Final Prospectus	true